Property and equipment	12 Months Ended
Mar. 31, 2014
Property Plant And Equipment [Abstract]
Property and equipment

5. Property and equipment

	March 31, 2014	March 31, 2013
Cost
Asset under capital lease, net	$52,059	$—
Building	—	72,925
Information systems, hardware and software	60,660	70,049
Assembly equipment, furniture, fixtures and other	38,234	37,875
Assets under construction	3,965	5,858

	$154,918	$186,707
Accumulated depreciation and amortization
Asset under capital lease, net	$2,946	$—
Building	—	12,139
Information systems, hardware and software	49,197	48,127
Assembly equipment, furniture, fixtures and other	29,160	26,388

	$81,303	$86,654
Net book value
Asset under capital lease, net	$49,113	$—
Building	—	60,786
Information systems, hardware and software	11,463	21,922
Assembly equipment, furniture, fixtures and other	9,074	11,487
Assets under construction	3,965	5,858

	$73,615	$100,053

Depreciation and amortization expense incurred is as follows.

	Year ended March 31,
	2014	2013	2012
Asset under capital lease	$2,423	$—	$—
Building	245	2,951	2,968
Information systems, hardware and software	10,955	14,614	13,690
Assembly equipment, furniture, fixtures and other	12,252	7,385	8,370

	$25,875	$24,950	$25,028

The amount of depreciation expense included in cost of sales amounted to $9,518, $3,760 and $3,769 for the years ended March 31, 2014, 2013 and 2012, respectively.

Included in accrued and other current liabilities is an accrual for capital expenditures of $1,564 at March 31, 2014 (March 31, 2013 – $2,292).

During the year ended March 31, 2013, the Company concluded that the carrying amount of certain assets was not recoverable and recorded an impairment charge of $2,194 primarily related to discontinued information system projects.

Sale-leaseback transaction

In fiscal 2014, the Company sold its global headquarters building for proceeds of $76,216, net of transaction fees. Pursuant to the agreement, the Company entered into a 20-year lease agreement on the building with an effective date of May 7, 2013. Based on the terms of the agreement, the Company has classified and is accounting for the lease as a capital lease. The lease provides an option for four additional five-year periods. The initial base rent is CDN$5,945 per year, payable monthly, with an 8% escalation every five years. The effective interest rate on the capital lease obligation outstanding was 6.6%. The gain on sale of CDN$15,000, has been deferred and is being recognized on a straight-line basis over the initial lease term as a reduction in amortization expense. The total deferred gain has been presented as a reduction of the capital asset. Under the lease, the Company is responsible for the costs of utilities, insurance, taxes and maintenance expenses.

Future minimum annual payments under capital lease at March 31, 2014 are as follows.

Fiscal year ending March 31,

Annual minimum lease payments
2015	$5,375
2016	5,375
2017	5,375
2018	5,375
2019	5,769
2020 and thereafter	88,908

Total minimum lease payments	$116,177
Less: imputed interest on capital lease	52,043

Present value of minimum lease payments	$64,134